CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.CASH AND CASH EQUIVALENTS

As at December 31, 2022, cash and cash equivalents totalling $59,924 ($62,355 in 2021) consisted of cash in bank and short-term deposits. As at December 31, 2022, the Company’s cash in bank balance is comprised of $4,889 and $876 US dollars (CAD $1,186). The balance of short-term deposits is comprised of $40,234 and $10,052 US dollars (CAD $13,615).